Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Charges Net Abstract
Schedule of Deferred Charges

The movement in the deferred charges, net in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2017	$358
Amortization	(73)
Balance, December 31, 2017	285
Additions	588
Amortization	(133)
Balance, December 31, 2018	740
Additions	435
Amortization	(240)
Transfer to vessel held-for-sale	(156)
Balance, December 31, 2019	$779